Business Combinations	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Business Combinations	BUSINESS COMBINATIONS
Acquisition of Peterborough Distribution Assets
On August 1, 2020, Hydro One completed the acquisition of the business and distribution assets of Peterborough Distribution, an electricity distribution company located in east central Ontario, from the City of Peterborough, for a purchase price of $104 million, including the assumption of agreed upon liabilities and closing adjustments. The purchase price is comprised of a cash payment of $105 million, including a deposit of $4 million paid in 2018 and $101 million paid on closing of the transaction, partially offset by a purchase price adjustment of $1 million. As the acquired business and distribution assets of Peterborough Distribution meet the definition of a business, the acquisition has been accounted for as a business acquisition.
The following table summarizes the determination of the fair value of the assets acquired and liabilities assumed:

(millions of dollars)
Working capital	7
Property, plant and equipment	64
Regulatory assets	1
Goodwill	33
Other long-term liabilities	(1)
104

The determination of the fair value of assets acquired and liabilities assumed is based upon management’s estimates and assumptions and reflects the fair value of consideration paid.
The goodwill of $33 million arising from the Peterborough Distribution acquisition consists largely of the synergies and economies of scale expected from combining the operations of Hydro One and Peterborough Distribution. All of the goodwill was assigned to Hydro One’s Distribution Business segment. Peterborough Distribution contributed revenues of $51 million and net income of $nil to the Company’s consolidated financial results for the year ended December 31, 2020. All costs related to the acquisition have been expensed through the statement of operations and comprehensive income.
Acquisition of Orillia Power
On September 1, 2020, Hydro One completed the acquisition of Orillia Power, an electricity distribution company located in Simcoe County, Ontario, from the City of Orillia for a purchase price of $28 million, including closing adjustments. The purchase price is comprised of a cash payment of $26 million, including a deposit of $1 million paid in 2016, $25 million paid on closing of the transaction, as well as a purchase price adjustment of $2 million.
The following table summarizes the determination of the fair value of the assets acquired and liabilities assumed:

(millions of dollars)
Working capital	2
Property, plant and equipment	32
Deferred income tax assets	1
Goodwill	15
Short-term debt	(20)
Regulatory liabilities	(1)
Other long-term liabilities	(1)
28
The determination of the fair value of assets acquired and liabilities assumed is based upon management’s estimates and assumptions and reflects the fair value of consideration paid. In September 2020, Hydro One repaid the $20 million of short-term debt assumed as part of the Orillia Power acquisition.
The goodwill of $15 million arising from the Orillia Power acquisition consists largely of the synergies and economies of scale expected from combining the operations of Hydro One and Orillia Power. All of the goodwill was assigned to Hydro One’s Distribution Business segment. Orillia Power contributed revenues of $15 million and net income of $nil to the Company’s consolidated financial results for the year ended December 31, 2020. All costs related to the acquisition have been expensed through the statement of operations and comprehensive income.
NRLP
On January 31, 2020, the Mississaugas of the Credit First Nation purchased an additional 19.9% equity interest in NRLP partnership units from Hydro One Networks for total cash consideration of $9 million. Following this transaction, Hydro One's interest in the equity portion of NRLP partnership units was reduced to 55%, with the Six Nations of the Grand River Development Corporation and the Mississaugas of the Credit First Nation owning 25% and 20%, respectively, of the equity interest in NRLP partnership units.
NRLP is fully consolidated in these Consolidated Financial Statements as it is controlled by Hydro One. The First Nations Partners' noncontrolling interest in NRLP is classified within equity. See Note 28 - Noncontrolling Interest for additional information.